Related party (Tables)	12 Months Ended
Mar. 31, 2018
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List of the Company's Subsidiaries

The following is a list of the Company’s subsidiaries as at March 31, 2018:

Direct subsidiaries	Step subsidiaries	Place of incorporation
WNS Global Services Netherlands Cooperatief U.A.		The Netherlands
	WNS Global Services Philippines Inc.	Philippines
	WNS Global Services (Romania) S.R.L.	Romania

WNS North America Inc.		Delaware, USA
	WNS Business Consulting Services Private Limited	India
	WNS Global Services Inc.	Delaware, USA
	WNS BPO Services Costa Rica, S.R.L	Costa Rica
	Denali Sourcing Services Inc. (1)	Delaware, USA

WNS Assistance Limited (previously WNS Workflow Technologies Limited)		United Kingdom
	WNS Assistance (Legal) Limited (5)	United Kingdom
	Accidents Happen Assistance Limited	United Kingdom
	WNS Legal Assistance LLP (6)	United Kingdom

WNS (Mauritius) Limited		Mauritius
	WNS Capital Investment Limited	Mauritius
	- WNS Customer Solutions (Singapore) Private Limited	Singapore
	-WNS Global Services (Australia) Pty Ltd	Australia
	- WNS New Zealand Limited (7)	New Zealand
	-Business Applications Associates Beijing Ltd	China
	WNS Global Services Private Limited (8)	India
	- WNS Global Services (UK) Limited (2)	United Kingdom
	- WNS Global Services SA (Pty) Limited	South Africa
	- WNS B-BBEE Staff Share Trust (3)	South Africa
	- Ucademy (Pty) Limited (4)	South Africa
	- MTS HealthHelp Inc. (9)	Delaware, USA
	- HealthHelp Holdings LLC (9)	Delaware, USA
	- HealthHelp LLC (9)	Delaware, USA
	- Value Edge Inc. (10)	Delaware, USA
	- Value Edge AG. (10)	Switzerland
	- Value Edge GmbH (10)	Germany
	WNS Global Services (Private) Limited	Sri Lanka
	WNS Global Services (Dalian) Co. Ltd.	China

Notes:

(1)	On January 20, 2017, the Company acquired all outstanding equity shares of Denali Sourcing Services Inc.
(2)	WNS Global Services (UK) is jointly held by WNS Global Services Private Limited and WNS Holdings Limited. The percentage of holding of WNS Global Services Private Limited is 50.7% and of WNS Holdings Limited is 49.3%.
(3)	The WNS B-BBEE Staff Share Trust (the “trust”) was registered on April 26, 2017 in relation to the grant of share appreciation rights by WNS Global Services SA (Pty) Limited. The trust holds 10% of the equity capital of WNS Global Services SA (Pty) Limited and the balance 90% is held by WNS Global Services (UK) Limited.
(4)	Ucademy (Pty) Limited has been incorporated as a subsidiary of WNS Global Services SA (Pty) Limited with effect from June 20, 2016.
(5)	WNS Assistance (Legal) Limited, a wholly owned subsidiary of WNS Assistance Limited, was incorporated on April 20, 2016.
(6)	WNS Legal Assistance LLP is a limited liability partnership, organized under the laws of England and Wales in November 2014. WNS Legal Assistance LLP provides legal services in relation to personal injury claims within the Auto Claims BPM (as defined in Note 26) segment in the UK. During the year ended March 31, 2018, the Company acquired 20% of the equity capital of WNS Legal Assistance LLP from Prettys Solicitors (the non-controlling interest in WNS Legal Assistance LLP) as a consequence of which, WNS Legal Assistance LLP has become a wholly owned subsidiary of WNS Assistance Limited. As at March 31, 2018, WNS Legal Assistance LLP is 98.75% owned by WNS Assistance Limited and 1.25% owned by WNS Assistance (Legal) Limited.
(7)	WNS New Zealand Limited, a wholly owned subsidiary of WNS Global Services (Australia) Pty Ltd, was incorporated on June 13, 2017.
(8)	WNS Global Services Private Limited is held jointly by WNS (Mauritius) Limited and WNS Customer Solutions (Singapore) Private Limited. The percentage of holding of WNS (Mauritius) Limited is 80% and of WNS Customer Solutions (Singapore) Private Limited is 20%.
(9)	On March 15, 2017, the Company acquired all ownership interests of MTS HealthHelp Inc. and its subsidiaries, which existed on that date. HealthHelp Holdings LLC is 63.7% owned by MTS HealthHelp Inc. and 36.3% owned by WNS North America Inc.
(10)	On June 14, 2016, the Company acquired all outstanding equity shares of Value Edge Research Services Private Limited. As part of the acquisition, the Company also acquired the three subsidiaries of Value Edge Research Services Private Limited, which existed on that date. Value Edge Research Services Private Limited was merged with and into WNS Global Services Private Limited pursuant to Scheme of Amalgamation approved by the National Company Law Tribunal on July 27, 2017.

Key Management Personnel Compensation

	Year ended March 31,
Nature of transaction with related parties	2018	2017	2016
Key management personnel*
Remuneration and short-term benefits	6,614	4,592	4,671
Defined contribution plan	94	89	84
Other benefits	17	15	14
Share-based compensation expense	17,677	13,347	8,674

*	Defined benefit plan is not disclosed as these are determined for the Company as a whole.